Condensed financial information of the parent company	12 Months Ended
Dec. 31, 2024
Condensed financial information of the parent company
Condensed financial information of the parent company

20. Condensed financial information of the parent company

The Group performed a test on the restricted net assets of consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company only.

The subsidiaries did not pay any dividends to the Company for the periods presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with US GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The parent company did not have significant capital and other commitments, long-term obligations, other long-term debt, or guarantees as of December 31, 2023 and 2024.

Basis of presentation

The Company’s accounting policies are the same as the Group’s accounting policies.

For the Parent only condensed financial information, the Company records its investments in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments — Equity Method and Joint Ventures.

Such investments are presented on the Condensed Balance Sheets as “Investments in subsidiaries” and shares in the subsidiaries’ loss are presented as “Shares of loss of subsidiaries” on the Condensed Statements of Comprehensive Income/(Loss). The parent company only condensed financial information should be read in conjunction with the Group’ consolidated financial statements.

Condensed balance sheets

	As of December 31,
	2023	2024
	RMB	RMB
ASSETS
Current Assets:
Cash and cash equivalents	1,390	1,265
Prepayments and other current assets	433	—
Total current assets	1,823	1,265
Non-current Assets:
Investment in subsidiaries	1,197,473	1,189,842
Amounts due from related parties	1,569,611	1,498,194
Total non-current assets	2,767,084	2,688,036
Total assets	2,768,907	2,689,301
LIABILITIES, AND SHAREHOLDER’S EQUITY
Current Liabilities:
Salary and welfare payable	106	108
Accruals and other current liabilities	7,470	7,496
Amounts due to related parties	24,918	23,852
Total current liabilities	32,494	31,456
Non-current Liabilities:
Other non-current liabilities	6,986	1,324
Total Non-current liabilities	6,986	1,324
Total liabilities	39,480	32,780
Shareholder’s equity:
Class A ordinary shares (par value of US$0.0001, 535,052,809 and 535,052,809 shares authorized, 452,898,177 and 452,898,177 shares issued, and 445,176,595 and 433,108,521 shares outstanding as of December 31, 2023 and 2024, respectively)	296	296
Class B ordinary shares (par value of US$0.0001, 73,973,970 and 73,973,970 shares authorized, issued and outstanding as of December 31, 2023 and 2024, respectively)	51	51
Treasury shares (7,721,582 and 19,789,656 shares as of December 31, 2023 and 2024, respectively)	(5,549)	(45,812)
Additional paid-in capital	11,791,570	11,752,684
Statutory reserves	16,593	17,057
Accumulated other comprehensive income	182,824	202,601
Accumulated deficit	(9,256,358)	(9,270,356)
Total shareholders’ equity	2,729,427	2,656,521
Total liabilities, and shareholders’ equity	2,768,907	2,689,301

Condensed statements of comprehensive (loss)/income

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
General and administrative expenses	(7,859)	(7,762)	(9,146)
Other operating income	5,379	5,620	5,760
Loss from operations	(2,480)	(2,142)	(3,386)
Interest and investment income	104	10	—
Foreign exchange gains, net	—	2,921	375
Equity in (loss)/income of subsidiaries and the VIEs	(728,377)	87,955	(10,523)
(Loss)/income before income tax expense	(730,753)	88,744	(13,534)
Net (loss)/income	(730,753)	88,744	(13,534)
Net (loss)/income attributable to ordinary shareholders of Smart Share Global Limited	(730,753)	88,744	(13,534)
Net (loss)/income	(730,753)	88,744	(13,534)
Other comprehensive income
Foreign currency translation adjustments, net of nil tax	112,372	18,896	19,777
Total comprehensive (loss)/income	(618,381)	107,640	6,243
Comprehensive (loss)/income attributable to ordinary shareholders of Smart Share Global Limited	(618,381)	107,640	6,243

Condensed statements of cash flows

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Operating activities with external parties	(5,559)	(9,575)	(8,714)
Net cash used in operating activities	(5,559)	(9,575)	(8,714)

Loans to subsidiaries	(31,394)	—	—
Loans repaid by subsidiaries	—	19,255	107,758
Investing activities with external parties	920	—	—
Net cash (used in)/generated from investing activities	(30,474)	19,255	107,758

Financing activities with external parties	(19,734)	(13,697)	(99,204)
Net cash used in financing activities	(19,734)	(13,697)	(99,204)

Effect of foreign exchange rate changes on cash and cash equivalents	2,078	17	35

Net decrease in cash and cash equivalents	(53,689)	(4,000)	(125)
Cash and cash equivalents at beginning of year	59,079	5,390	1,390
Cash and cash equivalents at end of year	5,390	1,390	1,265